UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
2/28/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.09% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value

California (0.3%)

San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/33	Aa2	$550,000	$585,046

			585,046
Delaware (0.6%)

DE River & Bay Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/42	A1	1,000,000	1,092,570

			1,092,570
Guam (0.6%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	500,000	536,590

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	450,000	491,045

			1,027,635
New Jersey (85.9%)

Atlantic City, G.O. Bonds (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	Baa1	1,000,000	1,098,720
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,110,030

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	771,547

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	1,450,000	1,331,941

Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds (Cooper Hlth. Syst. Oblig. Group), 5.00%, 2/15/35	Baa1	250,000	267,630

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5.50%, 10/1/30	Aa1	1,290,000	1,622,756
Ser. 06, AMBAC, 5.25%, 12/15/20	Aa1	1,000,000	1,095,320

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5.00%, 3/1/19	AA+	1,500,000	1,552,530

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5.75%, 11/1/28	AA	2,000,000	2,369,100
Ser. B, AGM, zero %, 11/1/24	AA	6,000,000	4,952,520

Gloucester Cnty., Impt. Auth. Rev. Bonds, 5.00%, 4/1/28 (Prerefunded 4/1/18)	Aa2	2,310,000	2,317,207

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5.375%, 10/1/21	AA	1,720,000	1,920,225

Hudson Cnty., Impt. Auth. Rev. Notes, Ser. C-1, 2.25%, 10/18/18	SP-1+	500,000	502,745

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A1	870,000	954,964

NJ State Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 6.00%, 7/1/38	BBB+/F	750,000	754,770
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,113,910
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	800,000	807,040
(MSU Student Hsg.), 5.875%, 6/1/42 (Prerefunded 6/1/20)	Aaa	1,550,000	1,696,010
(School Fac. Construction), Ser. AA, 5.25%, 12/15/33	Baa1	1,000,000	1,033,390
Ser. WW, 5.25%, 6/15/32	Baa1	1,000,000	1,082,870
(Continental Airlines, Inc.), 5.25%, 9/15/29	Ba3	300,000	327,483
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,072,610
(Provient Group-Kean Properties), Ser. A, 5.00%, 7/1/37	BBB-	250,000	268,818
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	1,952,825
Ser. AAA, 5.00%, 6/15/36	Baa1	550,000	586,597
Ser. DDD, 5.00%, 6/15/35	Baa1	1,800,000	1,913,940
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	Baa3	750,000	797,625
(School Fac. Construction), Ser. Y, 5.00%, 9/1/33 (Prerefunded 9/1/18)	Baa1	500,000	508,890
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32 (Prerefunded 6/1/22)	A	2,015,000	2,272,174
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A	1,250,000	1,447,275
(NYNJ Link Borrower, LLC), AGM, 5.00%, 1/1/31	AA	1,150,000	1,285,183
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	Baa1	1,000,000	1,078,600
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	538,995
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,307,740
5.00%, 6/15/26	Baa1	2,000,000	2,160,500
(School Facs. Construction), Ser. NN, 5.00%, 3/1/25	Baa1	3,000,000	3,224,610
(Middlesex Wtr. Co., Inc.), Ser. A, 5.00%, 10/1/23	A+	1,500,000	1,701,690

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa3	1,000,000	1,036,390

NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	750,000	812,910

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	3,500,000	3,687,530
Ser. B, 5.60%, 11/1/34	A1	500,000	532,215
Ser. D, 4.875%, 11/1/29	A1	700,000	742,196

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, U.S. Govt. Coll., 7.50%, 12/1/32 (Prerefunded 6/1/19)	AAA/P	500,000	536,070
(Kean U.), Ser. A, 5.50%, 9/1/36 (Prerefunded 9/1/19)	A2	1,635,000	1,728,211
(Georgian Court U.), Ser. D, 5.25%, 7/1/27 (Prerefunded 4/2/18)	Baa3	1,000,000	1,005,810
(Ramapo College of NJ), Ser. B, 5.00%, 7/1/37	A2	820,000	892,365
(Rider U.), Ser. A, 5.00%, 7/1/37	Baa2	500,000	519,105
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	A-	1,200,000	1,349,292
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A1	500,000	564,945
(Princeton U.), Ser. B, 5.00%, 7/1/34	Aaa	2,000,000	2,366,240
(College of NJ (The)), Ser. G, 5.00%, 7/1/30	A2	1,000,000	1,123,000
(College of NJ (The)), Ser. F, 5.00%, 7/1/29	A2	500,000	563,000
(William Paterson U.), AGC, 5.00%, 7/1/28	AA	150,000	151,455
(Georgian Court U.), Ser. D, 5.00%, 7/1/27 (Prerefunded 4/2/18)	Baa3	1,000,000	1,005,450
(College of NJ (The)), Ser. D, AGM, 5.00%, 7/1/26 (Prerefunded 7/1/18)	AA	375,000	379,489
(College of NJ (The)), Ser. D, AGM, U.S. Govt. Coll., 5.00%, 7/1/26 (Prerefunded 7/1/18)	AA	625,000	632,481
(College of NJ (The)), Ser. D, AGM, 5.00%, 7/1/25 (Prerefunded 7/1/18)	AA	560,000	566,703
(College of NJ (The)), Ser. D, AGM, U.S. Govt. Coll., 5.00%, 7/1/25 (Prerefunded 7/1/18)	AA	940,000	951,252
(Kean U.), Ser. A, 5.00%, 9/1/24 (Prerefunded 9/1/19)	A2	1,500,000	1,574,475
(William Paterson U.), Ser. E, BAM, 5.00%, 7/1/23	AA	1,000,000	1,129,340
(Montclair State U.), Ser. D, 5.00%, 7/1/22	A1	1,000,000	1,122,060

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5.625%, 6/1/30	AA	1,750,000	1,821,505
Ser. 2, 5.00%, 12/1/26	Aaa	175,000	185,486
Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,755,650
Ser. A, 5.00%, 6/1/18	AA	2,000,000	2,015,700

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6.75%, 7/1/19 (Escrowed to maturity)	AA	2,195,000	2,283,590
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	1,000,000	1,017,310
(Chilton Memorial Hosp.), U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	2,000,000	2,108,520
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,515,150
(U. Hosp. of NJ), Ser. A, AGM, 5.00%, 7/1/46	AA	500,000	548,440
(Hunterdon Med. Ctr.), 5.00%, 7/1/45	A-	1,000,000	1,079,920
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/44	A1	1,000,000	1,080,500
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	A1	2,000,000	2,207,800
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,112,590
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	2,154,982
(Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/39	Baa2	1,000,000	1,095,420
(Robert Wood Johnson U. Hosp.), Ser. A, 5.00%, 7/1/39	A1	1,000,000	1,103,190
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	A+	800,000	914,640
(St. Lukes Warren Hosp.), 5.00%, 8/15/31	A3	1,000,000	1,093,300
(Hosp. Asset Transformation Program), Ser. A, 5.00%, 10/1/28 (Prerefunded 10/1/18)	Baa1	775,000	791,523
(Hosp. Asset Transformation Program), Ser. A, U.S. Govt. Coll., 5.00%, 10/1/28 (Prerefunded 10/1/18)	AAA/P	225,000	229,862
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	25,000	25,281
(AHS Hosp. Corp.), Ser. A, U.S. Govt. Coll., 5.00%, 7/1/27 Prerefunded 7/1/18 (Prerefunded 7/1/18)	AAA/P	475,000	480,847
(Holy Name Med. Ctr.), 5.00%, 7/1/25	Baa2	1,000,000	1,055,290
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	A1	500,000	510,310
(AHS Hosp. Corp.), 4.00%, 7/1/41	Aa3	1,000,000	1,008,140

NJ State Hlth. Care Fac. Fin. Auth. VRDN
(Compensation Program), Ser. A-4, 1.12%, 7/1/27	VMIG1	975,000	975,000
(Virtua Hlth.), Ser. C, 0.99%, 7/1/43	A-1	2,165,000	2,165,000

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, Ser. A, 4.20%, 11/1/32	AA-	945,000	957,455

NJ State Tpk. Auth. FRN Mandatory Put Bonds (1/1/21), Ser. C-5, 1.562%, 1/1/28	A+	600,000	603,438

NJ State Tpk. Auth. Rev. Bonds
Ser. E, 5.25%, 1/1/40 (Prerefunded 1/1/19)	A+	2,000,000	2,064,340
Ser. B, 5.00%, 1/1/40	A+	1,000,000	1,135,390
Ser. G, 5.00%, 1/1/37	A+	500,000	570,395
Ser. A, 5.00%, 1/1/35	A+	1,000,000	1,137,470
Ser. A, 5.00%, 1/1/35	A+	1,000,000	1,124,500
Ser. E, 5.00%, 1/1/34	A+	1,250,000	1,401,675
Ser. A, 5.00%, 1/1/33	A+	1,000,000	1,123,690
Ser. E, 5.00%, 1/1/33	A+	200,000	231,246
Ser. E, 5.00%, 1/1/32	A+	1,000,000	1,161,740
Ser. A, 5.00%, 1/1/24 (Prerefunded 7/1/22)	A+	80,000	90,403

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5.875%, 12/15/38	Baa1	1,350,000	1,388,732
(Trans. Program), Ser. AA, 5.25%, 6/15/41	Baa1	2,000,000	2,125,360
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	Baa1	1,000,000	1,052,550
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	2,000,000	2,177,640
(Trans. Syst.), Ser. D, 5.25%, 12/15/23	Baa1	2,000,000	2,224,960
(Trans. Syst.), Ser. A, 5.25%, 12/15/22	Baa1	1,000,000	1,103,800
(Trans. Syst.), Ser. A, AGM, AMBAC, 5.00%, 12/15/32	AA	2,500,000	2,505,350
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	771,432
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	1,061,299
(Trans. Syst.), Ser. A, AMBAC, 5.00%, 12/15/27	Baa1	1,000,000	1,002,130
(Trans. Syst.), Ser. A, zero %, 12/15/33	Baa1	2,500,000	1,202,575
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	2,400,000	1,856,472

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	730,263
zero %, 12/15/26	Aa3	1,000,000	758,560

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A	2,000,000	2,169,120

Rutgers State U. Rev. Bonds, Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,139,170

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5.00%, 12/1/23	Baa3	350,000	376,534

South Jersey, Port Corp. Rev. Bonds (Marine Term.)
Ser. B, 5.00%, 1/1/48	Baa1	1,000,000	1,056,400
Ser. S-1, 5.00%, 1/1/39	Baa1	250,000	263,215
Ser. S-1, 5.00%, 1/1/35	Baa1	500,000	529,855

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,010,880

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5.00%, 6/1/41	B	1,250,000	1,248,875
Ser. 1A, 4.75%, 6/1/34	BB-	500,000	495,005
zero %, 6/1/41	A-	3,345,000	936,500

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,500,000	1,662,495

			153,558,624
New York (6.6%)

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	2,000,000	2,172,760

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	280,000	292,905
Ser. 93rd, 6.125%, 6/1/94	Aa3	5,000,000	6,032,450
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,122,550
Ser. 194th, 5.00%, 10/15/41	Aa3	1,000,000	1,133,110

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,097,630

			11,851,405
Ohio (0.6%)

American Muni. Pwr., Inc. Rev. Bonds (Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/38	A2	1,020,000	1,131,374

			1,131,374
Pennsylvania (0.3%)

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (4/2/18) (Republic Svcs., Inc.), Ser. B, 1.45%, 12/1/30	A-2	485,000	485,034

			485,034
Puerto Rico (0.6%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	Baa2	1,000,000	1,013,250

			1,013,250
Texas (2.3%)

Bexar Cnty., G.O. Bonds, 4.00%, 6/15/33	Aaa	750,000	788,873

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	2,000,000	2,249,580

TX State G.O. Bonds (Trans. Auth.), Ser. A, 5.00%, 10/1/44	Aaa	1,000,000	1,130,719

			4,169,172
Wisconsin (0.6%)

Pub. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/18) (Waste Mgt., Inc.), Ser. A-2, 1.60%, 10/1/25	A-2	1,000,000	1,000,060

			1,000,060
TOTAL INVESTMENTS

Total investments (cost $168,245,868)			$175,914,170

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $178,859,685.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State debt	19.6%
	Prerefunded	14.1
	Transportation	13.2
	Health care	12.6
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	11.5%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$175,914,170	$—

Totals by level	$—	$175,914,170	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018